Capital management	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Abstract
Capital management

23.	Capital management
The Company’s objectives when managing capital are to maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern, and to deploy capital to provide future investment return to its shareholders.
The Company sets the amount and type of capital required relative to its assessment of risk and makes adjustments when necessary to respond to changes to economic conditions, the risk characteristics of the underlying assets, and externally imposed capital requirements. In order to maintain or modify its capital structure, the Company may issue new shares, seek other forms of financing, or sell assets to reduce debt.
The Company manages the following as capital:

	As at
	December 31, 2022	December 31, 2021
Share capital	391,243	392,628
Contributed surplus	33,025	24,486
Deficit	(313,941)	(148,263)
Credit facility	46,180	44,983
Debentures	39,658	41,375